Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Schedule of related parties
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2019	2018
Salaries and other short-term employee benefits	9.8	9.3
Share-based payments	5.1	3.6
	14.9	12.9
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2019	2018
Retainers and fees	1.1	0.9
Share-based payments	0.2	0.3
	1.3	1.2